ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of Accounts Payable	Breakdown of accounts payable

	December 31,
Description	2025	2024

Accounts payable	4,258,897	4,624,784
Accounts payable – Notes	494,293	511,389
Accounts payable – Convertible to equity	—	173,448
Lessors – GUC – Chapter 11	1,851,421	—
Breakage – GUC – Chapter 11	(1,724,867)	—
	4,879,744	5,309,621

Current	3,931,201	4,147,225
Non-current	948,543	1,162,396